Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000253848
Shareholder Report [Line Items]
Fund Name	Vontobel Global Environmental Change Fund
Class Name	Class A Shares
Trading Symbol	VNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Vontobel Global Environmental Change Fund (the "Fund") for the period from October 18, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[1]
AssetsNet	$ 11,568,904
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000253847
Shareholder Report [Line Items]
Fund Name	Vontobel Global Environmental Change Fund
Class Name	Class Y Shares
Trading Symbol	VNEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel Global Environmental Change Fund (the "Fund") for the period from October 18, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[2]
AssetsNet	$ 11,568,904
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000256673
Shareholder Report [Line Items]
Fund Name	Vontobel Global Environmental Change Fund
Class Name	Class Institutional Shares
Trading Symbol	VNEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel Global Environmental Change Fund (the "Fund") for the period from January 6, 2025 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
AssetsNet	$ 11,568,904
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000253849
Shareholder Report [Line Items]
Fund Name	Vontobel U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	VNUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 18, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.76%	[4]
AssetsNet	$ 19,525,771
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000253850
Shareholder Report [Line Items]
Fund Name	Vontobel U.S. Equity Fund
Class Name	Class Y Shares
Trading Symbol	VNUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 18, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[5]
AssetsNet	$ 19,525,771
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000256674
Shareholder Report [Line Items]
Fund Name	Vontobel U.S. Equity Fund
Class Name	Class Institutional Shares
Trading Symbol	VNUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from January 6, 2025 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
AssetsNet	$ 19,525,771
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds

[1]	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.05% (2.87% excluding waiver.)
[2]	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.80% (2.62% excluding waiver.)
[3]	The ratio appears lower due to the relative net asset value of Institutional Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.65% (2.47% excluding waiver.)
[4]	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.90% (1.55% excluding waiver.)
[5]	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.65% (1.30% excluding waiver.)
[6]	The ratio appears lower due to the relative net asset value of Institutional Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.50% (1.15% excluding waiver.)